Capital Lease Obligations	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations
(13)	CAPITAL LEASE OBLIGATIONS

In December 2012, the Group sold certain newly purchased equipment and equipment pending installation (collectively “Leased Assets”) with carrying amounts of US$7,959 to third-parties (the “purchaser-lessors”) for cash consideration of US$6,284, and simultaneously entered into several 3 to 4 year contracts to lease back the Leased Assets from the purchaser-lessors. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessors quarterly lease payments over 1-4 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with these sale-leaseback transactions, the Group recognized a loss of approximately US$1,675 during the years ended December 31, 2012, which is deferred and amortized in the consolidated statements of operations over the useful life of the leased assets. The gross amount of plant and equipment and related accumulated depreciation recorded under capital leases are as follows:

	December 31, 2012	December 31, 2013
Plant and machinery	89,089	52,240
Less: accumulated depreciation	(16,182)	(19,986)

	72,907	32,254
Construction-in-progress – equipment pending installation	14,829	15,288

	87,736	47,542

Amortization of assets held under capital leases is included in depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2013 are as follows:

Year ending December 31:
2014	36,136
2015	32,155
2016	18,379
Beyond 2016	0

Total minimum lease payments	86,670
Less: Amounts representing interest (at interest rate of 18.86%)	(6,710)

Present value of minimum payments	79,960
Current portion	(34,055)

Non-current portion	45,905